Income Taxes (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Undistributed earnings of foreign subsidiaries	$ 45,378
Unrecognized deferred tax liability	$ 10,437
Israel corporate tax rate	23.00%
Unrecognized tax benefit	$ 0	$ 0	$ 53,670
Israel [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	345,459
UNITED KINGDOM
Income Tax Disclosure [Line Items]
Operating loss carryforwards	28,364
UNITED STATES
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 15,674